INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets:

	Weighted
	average
	amortization	December 31,
	period	2021	2020
	(years)
Cost:
Acquired technology	8.7	$32,946	$32,946
Customers relationships and brand name	5.8	9,817	9,817

		42,763	42,763
Accumulated amortization:
Acquired technology		22,215	20,358
Customers relationships and brand name		9,817	9,817

		32,032	30,175

Intangible assets, net		$10,731	$12,588

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2022	$1,857
2023	1,857
2024	1,857
2025	1,857
2026	1,615
2027 and thereafter	1,688

Total	$10,731